Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	Mitesco, Inc.
Document Type	S-1/A
Amendment Flag	false
Entity Central Index Key	0000802257
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q1
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	8011
Entity Tax Identification Number	87-0496850
Entity Address, Address Line One	1660 Highway 100 South
Entity Address, Address Line Two	Suite 432
Entity Address, City or Town	St. Louis Park
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	844
Local Phone Number	383-8689